EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 20 – EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
Net income attributable to China Biologic Products Holdings, Inc.	138,807,748	128,056,302	67,943,035
Earnings allocated to participating nonvested shares	(1,690,519)	(3,072,170)	(2,188,633)
Net income used in basic and diluted earnings per ordinary share	137,117,229	124,984,132	65,754,402

Weighted average shares used in computing basic earnings per ordinary share	38,657,553	35,304,294	27,361,561
Diluted effect of stock option and restricted share units	240,411	128,665	244,062
Weighted average shares used in computing diluted earnings per ordinary share	38,897,964	35,432,959	27,605,623

Basic earnings per ordinary share	3.55	3.54	2.40
Diluted earnings per ordinary share	3.53	3.53	2.38

During the years ended December 31, 2019, 2018 and 2017, no potential ordinary shares outstanding were excluded from the calculation of diluted earnings per ordinary share.